Subsequent Events (Details) - Subsequent Event [Member]	Jan. 23, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Option to purchase an additional	$ 1,000,000
Purchase warrant (in Shares) | shares	8,850
Exercise price per share (in Dollars per share) | $ / shares	$ 1.13
Subsequent events, expiration period	5 years
Received net proceeds.	$ 940,000
Principal amount	$ 1,000,000